UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3964

Dreyfus Government Cash Management Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	4/30/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Government Cash Management
April 30, 2012 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--42.4%	of Purchase (%)	Amount ($)	Value ($)
Federal Farm Credit Bank:
5/9/12	0.09	75,000,000	74,998,500
6/18/12	0.10	30,000,000	30,080,000
Federal Home Loan Bank:
4/30/12	0.31	400,000,000a	399,948,185
5/9/12	0.11	187,000,000	186,995,429
5/15/12	0.07	59,310,000	59,308,501
5/16/12	0.07	813,225,000	813,199,797
5/18/12	0.09	340,740,000	340,725,678
5/25/12	0.11	28,000,000	27,997,947
6/8/12	0.09	50,010,000	50,076,566
6/19/12	0.08	23,406,000	23,403,611
6/20/12	0.25	76,445,000	76,613,140
6/22/12	0.06	59,000,000	58,994,887
6/22/12	0.09	30,000,000	29,999,515
6/29/12	0.11	602,960,000	603,096,427
6/29/12	0.11	10,000,000	10,002,263
7/11/12	0.10	77,500,000	77,522,373
8/15/12	0.21	233,690,000	236,686,915
8/22/12	0.20	248,235,000	249,427,584
9/26/12	0.16	10,000,000	10,003,107
11/23/12	0.17	22,000,000	22,003,848
11/23/12	0.17	54,500,000	54,509,532
11/28/12	0.16	183,000,000	183,012,456
11/29/12	0.14	224,285,000	224,326,441
2/8/13	0.19	119,500,000	119,478,690
Federal Home Loan Mortgage Corp.:
7/12/12	0.07	200,000,000b	199,972,000
7/16/12	0.16	146,026,000b	147,545,067
7/24/12	0.13	150,000,000b	149,954,500

7/27/12	0.14	99,074,000b	99,305,737
10/19/12	0.18	300,000,000b	299,743,500
Federal National Mortgage Association:
4/30/12	0.32	287,445,000a,b	287,487,847
4/30/12	0.35	601,485,000a,b	601,415,606
6/13/12	0.08	268,913,000b	268,888,910
6/22/12	0.10	67,665,000b	67,774,801
6/25/12	0.06	659,000,000b	658,939,592
7/12/12	0.06	600,000,000b	599,928,000
10/15/12	0.18	300,000,000b	299,749,500
Total U.S. Government Agencies
(cost $7,643,116,452)			7,643,116,452

U.S. Treasury Bills--1.4%
7/19/12
(cost $249,945,139)	0.10	250,000,000	249,945,139

U.S. Treasury Notes--10.4%
6/15/12	0.22	50,000,000	50,101,063
7/16/12	0.14	100,000,000	100,285,400
8/31/12	0.13	162,000,000	162,127,422
9/17/12	0.15	750,000,000	753,408,216
10/15/12	0.16	6,000,000	6,033,300
11/30/12	0.16	100,000,000	100,193,150
1/15/13	0.17	200,000,000	201,687,442
2/15/13	0.20	200,000,000	201,861,850
4/1/13	0.21	300,000,000	306,291,316
Total U.S. Treasury Notes
(cost $1,881,989,159)			1,881,989,159

Repurchase Agreements--45.7%
ABN AMRO Bank N.V.
dated 4/30/12, due 5/1/12 in the amount of
$382,001,804 (fully collateralized by$62,000,000
U.S. Treasury Bonds, 4.38%, due 5/15/41, value
$78,909,391, $125,000,000 U.S. Treasury Inflation
Protected Securities, 2.38%-2.63%, due
1/15/17-7/15/17, value $167,025,389 and

$142,621,100 U.S. Treasury Notes, 0.75%-1%, due
5/31/12-5/15/14, value $143,705,292)	0.17	382,000,000	382,000,000
Barclays Capital, Inc.
dated 4/30/12, due 5/1/12 in the amount of
$42,000,210 (fully collateralized by $42,457,600 U.S.
Treasury Notes, 0.63%, due 7/15/14, value $42,840,060)	0.18	42,000,000	42,000,000
Credit Agricole CIB
dated 4/30/12, due 5/1/12 in the amount of
$1,975,009,326 (fully collateralized by $50,201,500
U.S. Treasury Bonds, 8.75%, due 8/15/20, value
$79,266,504, $483,484,000 U.S. Treasury Inflation
Protected Securities, 0.13%-3.88% due
4/15/13-2/15/42, value $632,775,193 and
$1,229,673,500 U.S. Treasury Notes, 0.38%-4.25%, due
11/30/12-5/15/21, value $1,302,458,308)	0.17	1,975,000,000	1,975,000,000
Credit Agricole CIB
dated 4/30/12, due 5/1/12 in the amount of
$800,004,000 (fully collateralized by $130,770,000
Federal Home Loan Bank, 0.26%, due 7/20/12, value
$131,055,896, $200,000,000 Federal Home Loan Mortgage
Corp., 4.38%, due 7/17/15, value $226,628,472 and
$403,708,000 Federal National Mortgage Association,
4.38%-5%, due 10/15/14-3/15/16, value $458,319,472)	0.18	800,000,000	800,000,000
Deutsche Bank Securities Inc.
dated 4/30/12, due 5/1/12 in the amount of
$450,002,500 (fully collateralized by $58,022,000
Federal Farm Credit Bank, 0.30%-4%, due
12/23/13-12/5/31, value $58,985,273, $129,855,000
Federal Home Loan Bank, 0%-3.63%, due
10/30/12-12/27/13, value $132,009,704, $189,066,668
Federal Home Loan Mortgage Corp., 0.50%-4.13%, due
12/21/12-1/13/22, value $191,518,015 and $75,487,000
Federal National Mortgage Association, 0.50%-4.05%,
due 12/28/15-12/19/31, value $76,487,199)	0.20	450,000,000	450,000,000
HSBC USA Inc.
dated 4/30/12, due 5/1/12 in the amount of
$755,003,565 (fully collateralized by $761,022,000
U.S. Treasury Notes, 0.63%-1.25%, due
7/31/12-3/15/14, value $770,104,979)	0.17	755,000,000	755,000,000
HSBC USA Inc.
dated 4/30/12, due 5/1/12 in the amount of
$395,001,975 (fully collateralized by $384,607,300

U.S. Treasury Notes, 0.25%-3.63%, due
2/15/15-8/15/19, value $402,902,314)	0.18	395,000,000	395,000,000
HSBC USA Inc.
dated 4/30/12, due 5/1/12 in the amount of
$500,002,778 (fully collateralized by $407,846,800
U.S. Treasury Bills, due 5/3/12-4/4/13, value
$407,708,221 and $100,272,100 U.S. Treasury Notes,
1.25%, due 3/15/14, value $102,292,840)	0.20	500,000,000	500,000,000
Merrill Lynch & Co. Inc.
dated 4/30/12, due 5/1/12 in the amount of
$369,001,845 (fully collateralized by $373,400,600
U.S. Treasury Notes, 1.38%, due 2/28/19, value
$376,380,043)	0.18	369,000,000	369,000,000
RBC Capital Markets
dated 4/30/12, due 5/1/12 in the amount of
$819,002,958 (fully collateralized by $478,933,500
U.S. Treasury Bills, due 5/31/12-10/25/12, value
$478,731,249, $115,332,300 U.S. Treasury Bonds,
3.13%, due 2/15/42, value $116,291,735 and
$231,905,602 U.S. Treasury Notes, 1.75%-3.88%, due
10/31/12-7/31/15, value $240,357,017)	0.13	819,000,000	819,000,000
RBC Capital Markets
dated 4/30/12, due 5/1/12 in the amount of
$200,000,778 (fully collateralized by $140,923,000
Federal Home Loan Mortgage Corp., 4.88%, due 6/13/18,
value $172,635,196 and $29,371,000 Federal National
Mortgage Association, 2.63%, due 11/20/14, value
$31,365,487)	0.14	200,000,000	200,000,000
RBS Securities, Inc.
dated 4/30/12, due 5/1/12 in the amount of
$222,001,048 (fully collateralized by $225,880,000
U.S. Treasury Notes, 0.88%, due 4/30/17, value
$226,444,713)	0.17	222,000,000	222,000,000
Societe Generale
dated 4/30/12, due 5/1/12 in the amount of
$522,002,465 (fully collateralized by $98,350,300
U.S. Treasury Bonds, 6.25%, due 8/15/23, value
$140,770,530 and $361,714,200 U.S. Treasury Notes,
2.38%, due 6/30/18, value $391,669,532)	0.17	522,000,000	522,000,000
Societe Generale
dated 4/30/12, due 5/1/12 in the amount of
$200,001,000 (fully collateralized by $230,226,000

Resolution Funding Corp., 0%, due 1/15/21, value
$188,865,899 and $11,373,000 Tennessee Valley
Authority, 5.88%, due 4/1/36, value $15,134,127)	0.18	200,000,000	200,000,000
TD Securities (USA) LLC
dated 4/30/12, due 5/1/12 in the amount of
$610,002,881 (fully collateralized by $332,227,900
U.S. Treasury Inflation Protected Securities,
0.13%-3.88%, due 7/15/12-4/15/32, value $622,200,193)	0.17	610,000,000	610,000,000
Total Repurchase Agreements
(cost $8,241,000,000)			8,241,000,000
Total Investments (cost $18,016,050,750)		99.9%	18,016,050,750
Cash and Receivables (Net)		.1%	11,025,941
Net Assets		100.0%	18,027,076,691

a	Variable rate security--interest rate subject to periodic change.
b

The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

At April 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of April 30, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	18,016,050,750
Level 3 - Significant Unobservable Inputs	-
Total	18,016,050,750

+ See Statement of Investments for additional detailed categorizations.

For the period ended April 30, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Government Prime Cash Management
April 30, 2012 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--67.0%	of Purchase (%)	Amount ($)	Value ($)
Federal Farm Credit Bank:
5/9/12	0.09	25,000,000	24,999,500
5/14/12	0.05	77,478,000	77,476,709
5/23/12	0.25	74,500,000a	74,496,587
5/24/12	0.31	50,000,000a	49,999,680
5/30/12	0.04	50,000,000	49,998,389
7/25/12	0.33	225,000,000a	224,989,401
8/10/12	0.12	50,000,000	49,983,167
8/17/12	0.32	82,500,000a	82,519,697
4/15/13	0.20	95,000,000a	95,045,673
Federal Home Loan Bank:
5/2/12	0.08	303,000,000	302,999,327
5/4/12	0.10	90,000,000	89,999,250
5/8/12	0.06	25,848,000	25,847,698
5/9/12	0.08	146,000,000	145,997,567
5/11/12	0.10	305,000,000	304,991,514
5/18/12	0.05	250,000,000	249,994,097
5/18/12	0.14	50,000,000	50,022,904
5/23/12	0.10	69,000,000	68,995,783
5/25/12	0.11	88,000,000	87,993,713
6/1/12	0.09	81,932,000	81,926,003
6/6/12	0.09	185,000,000	184,983,100
7/5/12	0.10	234,474,000	234,431,664
7/13/12	0.11	102,300,000	102,278,219
7/18/12	0.08	338,000,000	337,945,075
8/15/12	0.13	92,470,000	92,434,605
10/3/12	0.14	97,000,000	96,941,531
10/17/12	0.14	50,000,000	49,967,139
Tennessee Valley Authority
6/14/12	0.09	50,000,000	49,994,317

Total U.S. Government Agencies
(cost $3,287,252,309)			3,287,252,309

U.S. Treasury Bills--22.7%
5/10/12	0.05	88,000,000	87,998,847
5/17/12	0.07	200,000,000	199,994,000
6/14/12	0.08	500,000,000	499,951,111
7/26/12	0.08	75,000,000	74,985,667
8/16/12	0.12	100,000,000	99,964,333
9/27/12	0.13	150,000,000	149,919,292
Total U.S. Treasury Bills
(cost $1,112,813,250)			1,112,813,250

U.S. Treasury Notes--10.2%
5/15/12	0.08	75,000,000	75,037,314
6/15/12	0.22	50,000,000	50,101,063
8/15/12	0.13	50,000,000	50,236,252
8/31/12	0.14	50,000,000	50,038,407
9/17/12	0.14	150,000,000	150,690,036
10/1/12	0.12	120,000,000	122,054,095
Total U.S. Treasury Notes
(cost $498,157,167)			498,157,167
Total Investments (cost $4,898,222,726)		99.9%	4,898,222,726
Cash and Receivables (Net)		.1%	3,477,597
Net Assets		100.0%	4,901,700,323

a Variable rate security--interest rate subject to periodic change.

At April 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of April 30, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	4,898,222,726
Level 3 - Significant Unobservable Inputs	-
Total	4,898,222,726

+ See Statement of Investments for additional detailed categorizations.

For the period ended April 30, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Government Cash Management Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	June 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	June 26, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	June 26, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)